Note Payable Related Party (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024	Dec. 04, 2023	Sep. 07, 2023	Apr. 26, 2023	Mar. 03, 2023	Feb. 28, 2023	Dec. 12, 2022	Jul. 21, 2022	May 06, 2022	May 01, 2018
Note Payable - Related Party current and non-current			$ 1,285,000	$ 1,285,000										$ 1,285,000
Incurred interest expense	$ 27,700	$ 22,700	64,000	64,000
Note Payable - Related Party	2,212,000	2,212,000
Interest payable	447,300	$ 419,600
Interest payable	$ 58,000		51,000	24,000
Interest rate														5.00%
Chairperson and President [Member]
Note Payable - Related Party current and non-current			406,200										$ 406,200
Incurred interest expense			20,300	13,500
Interest payable			33,900	13,500
Interest rate													5.00%
Another Trust [Member]
Note Payable - Related Party current and non-current			110,000									$ 110,000
Incurred interest expense			4,600	3,200
Interest payable			7,800	3,200
Interest rate												5.00%
Another Trust One [Member]
Note Payable - Related Party current and non-current			8,170								$ 8,170
Incurred interest expense			400
Interest payable			400	$ 0
Interest rate											5.00%
Another Trust Two [Member]
Note Payable - Related Party current and non-current			73,400							$ 73,400
Incurred interest expense			3,100
Interest payable			3,100
Interest rate										5.00%
Another Trust Three [Member]
Note Payable - Related Party current and non-current			161,295							$ 161,295
Incurred interest expense			6,700
Interest payable			6,700
Interest rate										5.00%
Another Trust Four [Member]
Note Payable - Related Party current and non-current			11,769						$ 11,769
Incurred interest expense			500
Interest payable			500
Interest rate									5.00%
Another Trust Five [Member]
Note Payable - Related Party current and non-current			69,153					$ 69,153
Incurred interest expense			2,300
Interest payable			2,300
Interest rate								5.00%
Another Trust Six [Member]
Note Payable - Related Party current and non-current			51,966				$ 51,966
Incurred interest expense			900
Interest payable			900
Interest rate							5.00%
Another Trust Seven [Member]
Note Payable - Related Party current and non-current			35,564			$ 35,564
Incurred interest expense			100
Interest payable			100
Interest rate						5.00%
Chairperson President [Member] | January 1 2024 [Member]
Note Payable - Related Party current and non-current			$ 2,212,000		$ 2,212,000
Interest rate					5.00%